UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

SMITH BARNEY MUNI FUNDS
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  MARCH 31
Date of reporting period: MARCH 31, 2004


ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.


                                  SMITH BARNEY
                                   MUNI FUNDS

                                GEORGIA PORTFOLIO
                             PENNSYLVANIA PORTFOLIO

                 CLASSIC SERIES | ANNUAL REPORT | MARCH 31, 2004

Logo: Smith Barney Mutual Funds
Your Serious Money. Professionally Managed.(R)


                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R)
             IS A REGISTERED MARK OF CITIGROUP GLOBAL MARKETS INC.


             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ...............................................     1
GEORGIA PORTFOLIO
  MANAGER OVERVIEW .....................................................     3
  FUND PERFORMANCE .....................................................     9
  HISTORICAL PERFORMANCE ...............................................    10
PENNSYLVANIA PORTFOLIO
  MANAGER OVERVIEW .....................................................    11
  FUND PERFORMANCE .....................................................    17
  HISTORICAL PERFORMANCE ...............................................    18
SCHEDULES OF INVESTMENTS ...............................................    19
STATEMENTS OF ASSETS AND LIABILITIES ...................................    32
STATEMENTS OF OPERATIONS ...............................................    33
STATEMENTS OF CHANGES IN NET ASSETS ....................................    34
NOTES TO FINANCIAL STATEMENTS ..........................................    36
FINANCIAL HIGHLIGHTS ...................................................    46
INDEPENDENT AUDITORS' REPORT ...........................................    52
ADDITIONAL INFORMATION .................................................    53
TAX INFORMATION ........................................................    56

                            LETTER FROM THE CHAIRMAN

PHOTO OF: R. JAY GERKEN, CFA

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy's quarterly pace of growth picked up considerably during the year ending March 31, 2004.1 Stronger-than-expected economic growth exacerbated bond investors' concerns that inflation might pick up and lead to rising interest rates sooner than previously anticipated, which caused bond prices to decline over the summer. However, as the period advanced, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which maintained its interest rate targets at four-decade lows. Municipal bonds collectively returned 5.86% over the past year.2

The State of Pennsylvania's economy has been challenged by a lackluster job market, although Georgia's coffers have benefited from strong sales tax growth, and national job growth for March significantly exceeded estimates.3 Given that the fund's manager had anticipated that the economies on a national and state level could begin to pick up, the manager maintained a defensive posture in managing the portfolio's exposure to inflation and interest rate risk. Although this strategy detracted from the fund's performance during times when bond prices rose, it diminished the negative impact on the portfolio when bond prices declined.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

1 Source: Based upon gross domestic product data from the Bureau of Economic
  Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2 Source: Lehman Brothers. Based upon the performance of the Lehman Brothers
  Municipal Bond Index, which is a broad measure of the municipal bond market with maturities of at least one year, over the 12-month period ending March 31, 2004.

3 Based upon data released on April 1, 2004 from the U.S. Department of Labor.


                 1 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004

                  2 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                                MANAGER OVERVIEW

PHOTO OF: PETER M. COFFEY

PETER M. COFFEY
Vice President and
Investment Officer

GEORGIA PORTFOLIO

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

PERFORMANCE REVIEW

For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- Georgia Portfolio, excluding sales charges, returned 3.92%. In comparison, the Lehman Brothers Municipal Bond Indexi returned 5.86% and its Georgia municipal bond component sub-index returned 5.62% for the same period.ii The fund's Lipper Georgia municipal debt funds category average returned 4.91% for the 12-month period.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and that interest rates could potentially rise sooner than anticipated, we structured both portfolios defensively to help mitigate the effects of a possible rise in interest rates.iii Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures. Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended. The portfolio's performance benefited from its exposure to the pollution control sector, while its low-income housing securities holdings in the multi-family housing sector detracted from its performance.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended March 31, 2004, calculated among the 29 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                  3 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                            (EXCLUDING SALES CHARGES)

                                              6 MONTHS      12 MONTHS
   Class A shares                               1.23%         3.92%

   Lehman Brothers Municipal Bond Index         3.12%         5.86%

   Lipper Georgia Municipal Debt Funds
      Category Average                          2.33%         4.91%


THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARES RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 1.03% AND CLASS L SHARES RETURNED 0.92% OVER THE SIX MONTHS ENDED MARCH 31, 2004. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 3.36% AND CLASS L SHARES RETURNED 3.31% OVER THE 12 MONTHS ENDED MARCH 31, 2004.

Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

All index performance reflects no deduction for fees, expenses or taxes. Please note than an investor cannot invest directly in an index. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 29 funds for the six-month period and among the 29 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------------------------------------------------------------------------------

BOND MARKET REVIEW

In order to help boost a relatively sluggish economy, last June the Fed reduced its target for the federal funds rate,iv which dropped to four-decade lows in June. However, the prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, as bond prices move inversely to the direction of interest rate movements. During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds. As the summer came to a close, the broader bond markets stabilized in response to the Fed's concerns about the lack of growth in employment and lingering disinflation.



                 4 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")v over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

INVESTORS QUESTION THE FED'S PATIENCE

Bond investors spent the first quarter dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."vi However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar-quarter 2003 GDP annual growth released during the period registered at 4.1%.v This rate was below third-quarter 2003 results but exceeded levels early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment datavii released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,vii marking the largest number since April 2000.viii This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

STATE ECONOMIES IX

On a state level, revenues in general have continued to rise amid the improvement in the national economy. Tax revenues for the fourth quarter of last year on average increased 7.2% at the state level over results for the final quarter of 2002.viii

                 5 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

According to Moody's, as is the case with many other states, Georgia experienced revenue underperformance over the last two years due to the slowdown of the national economy. The fiscal 2003 period marked the second consecutive year the state generated an overall decline in tax revenue receipts. Standard & Poor's further indicated that, although the state ended fiscal 2003 with the weakest financial reserves and cushion in more than a decade, through the first two quarters of fiscal 2004, revenue collections were higher than the same period in fiscal 2003 due to strong sales tax growth. The state has aggressively cut spending since 2001 to restore budget balance and will need to continue to do this if revenues are below forecasts for the current year. The governor has asked for a 5% reduction in spending for fiscal 2005. Moody's Investors Service maintained a stable outlook on the state's long-term general obligations. Standard & Poor's,x rating on Georgia's general obligation bonds was AAA with a stable outlook.

GEORGIA PORTFOLIO COMPOSITION

The fund continued to concentrate its assets in higher-yielding revenue bonds, which are backed by the revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of sectors was education, water and sewer, multi-family housing, pollution control revenue and hospitals.xi Over the period, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%.xii The fund had more exposure to these sectors not because we targeted specific industries but, rather, because we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them.

WHY HIGHER-COUPON CALLABLE BONDS?

In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than commit a substantial portion of both portfolios' assets to low-yielding, short-term instruments, the funds maintained an emphasis on longer-term, premium-priced higher-coupon callable bonds for their favorable income streams and the reduced market sensitivity provided by their above-market level coupons and shorter effective maturities. The fund also continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. The average maturity of the Georgia Portfolio on March 31st

                 6 SMITH BARNEY MUNI FUNDS | 2004 Annual Report was approximately 17.16 years, while its average life/call-adjusted effective maturity was 8.26 years.xiii

While no one can say for sure where interest rates will head, given the recent economic picture, as of the end of March 2004, we continued to maintain a defensive posture with regard to interest rate risk in both portfolios.

Thank you for your investment in the Smith Barney Muni Funds -- Georgia Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Peter M. Coffey
Peter M. Coffey
Vice President and Investment Officer

April 12, 2004

                 7 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 19 through 23 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Education (16.9%); Water & Sewer (16.0%); Hospital (13.6%); Housing: Multi-Family (12.6%); Pollution Control (11.8%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind that the fund's investments are subject to interest rate and credit risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from event s affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
ii Source: Lehman Brothers. This sub-index is a broad measure of the market for Georgia municipal bonds with maturities of at least one year.
iii Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
iv The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
v Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi   Source: Federal Reserve (January 28, 2004).
vii  Source: U.S. Department of Labor (April 1, 2004).
viii Source: Lehman Brothers.
ix Source: Moody's Investors Service Global Credit Research. The Georgia commentary update is as of February 24, 2004.
x    Source: Standard & Poor's (Public Finance Report Card, April 2004).
xi Percentages are based on net asset values as a percentage of fund assets on March 31, 2004.
xii Based upon the performance of sub-indices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over 12-month reporting period.
xiii There are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.


                 8 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                                GEORGIA PORTFOLIO

AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                                     WITHOUT SALES CHARGES(1)
                                                --------------------------------
                                                CLASS A     CLASS B     CLASS L
================================================================================
Twelve Months Ended 3/31/04                        3.92%      3.36%       3.31%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           4.54       3.98        3.91
--------------------------------------------------------------------------------
Inception* through 3/31/04                         6.38       5.63        5.71
================================================================================

                                                      WITH SALES CHARGES(2)
                                                --------------------------------
                                                CLASS A     CLASS B     CLASS L
================================================================================
Twelve Months Ended 3/31/04                       (0.23)%    (1.10)%      2.32%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           3.69       3.81        3.91
--------------------------------------------------------------------------------
Inception* through 3/31/04                         5.94       5.63        5.71
================================================================================

CUMULATIVE TOTAL RETURNS+ (UNAUDITED)
                                                    WITHOUT SALES CHARGES(1)
================================================================================
Class A (Inception* through 3/31/04)                         85.44%
--------------------------------------------------------------------------------
Class B (Inception* through 3/31/04)                         71.02
--------------------------------------------------------------------------------
Class L (Inception* through 3/31/04)                         73.94
================================================================================

+ All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflects the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. As of February 2, 2004, the 1.00% initial sales charge on Class L shares was no longer imposed.

* Inception dates for Class A, B and L shares are April 4, 1994, June 15, 1994 and April 14, 1994, respectively.

                 9 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

HISTORICAL PERFORMANCE (UNAUDITED)

               VALUE OF $10,000 INVESTED IN CLASS A SHARES OF THE
           GEORGIA PORTFOLIO VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX
                AND LIPPER GEORGIA MUNICIPAL DEBT FUNDS AVERAGE+

--------------------------------------------------------------------------------

Line Chart:
                            April 1994 -- March 2004

                                                                  Georgia
          Lipper Georgia Municipal   Lehman Brothers Municipal,   Portfolio -
Date      Debt Funds Average         Bond Index                   Class A Shares
4/4/94    10000                      10000                        9600
3/95      10580                      10744                        10204
3/96      11372                      11645                        11191
3/97      11934                      12278                        11857
3/98      13226                      13594                        13500
3/99      13897                      14437                        14257
3/00      13600                      14424                        13835
3/01      15003                      16000                        15358
3/02      15413                      16612                        15783
3/03      16731                      18253                        17131
3/31/04  $17553                     $19323                       $17802


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 4, 1994, assuming a deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Georgia Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (29 funds as of March 31, 2004). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

                 10 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                                MANAGER OVERVIEW

Photo of: PETER M. COFFEY

PETER M. COFFEY
Vice President and
Investment Officer

PENNSYLVANIA PORTFOLIO

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

PERFORMANCE REVIEW

For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- Pennsylvania Portfolio, excluding sales charges, returned 3.90%. In comparison, the Lehman Brothers Municipal Bond Indexi returned 5.86% and its Pennsylvania municipal bond component sub index returned 5.70% for the same period.ii The fund's Lipper Pennsylvania municipal debt funds category average returned 5.24% during the same time frame.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and that interest rates could potentially rise sooner than anticipated, we structured both portfolios defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures.iii Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended. The fund's performance benefited from its exposure to the industrial development sector, while its holdings in the hospitals and miscellaneous sectors detracted from its performance.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended March 31, 2004, calculated among the 62 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                 11 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                            (EXCLUDING SALES CHARGES)

                                              6 MONTHS      12 MONTHS
   Class A shares                               1.54%         3.90%

   Lehman Brothers Municipal Bond Index         3.12%         5.86%

   Lipper Pennsylvania Municipal Debt Funds
      Category Average                          2.83%         5.24%


THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARES RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 1.28% AND CLASS L SHARES RETURNED 1.26% OVER THE SIX MONTHS ENDED MARCH 31, 2004. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 3.37% AND CLASS L SHARES RETURNED 3.32% OVER THE 12 MONTHS ENDED MARCH 31, 2004.

Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

All index performance reflects no deduction for fees, expenses or taxes. Please note than an investor cannot invest directly in an index. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 62 funds for the six-month period and among the 62 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

BOND MARKET REVIEW

In order to help boost a relatively sluggish economy, last June the Fed reduced its target for the federal funds rate,iv which dropped to four-decade lows in June. However, the prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, as bond prices move inversely to the direction of interest rate movements. During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds.
As the summer came to a close, the broader bond markets stabilized in response to the Fed's concerns about the lack of growth in employment and lingering disinflation.


                 12 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")v over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

INVESTORS QUESTION THE FED'S PATIENCE

Bond investors spent the first quarter dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."vi However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar-quarter 2003 GDP annual growth released during the period registered at 4.1%.v This rate was below third-quarter 2003 results but exceeded levels early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment datavii released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,vii marking the largest number since April 2000.viii This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

STATE ECONOMIESIX

On a state level, revenues in general have continued to rise amid the improvement in the national economy. Tax revenues for the fourth quarter of last year on average increased 7.2% at the state level over results for the final quarter of 2002.viii

                 13 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

According to Moody's Investors Service, the Commonwealth of Pennsylvania's economy has experienced a moderate slowdown over the past two years, caused, in part, by mounting job losses in the manufacturing sector. Moody's Investor Service assigned a Aa2 rating and stable outlook on the Commonwealth's general obligation bonds, which reflects the Commonwealth's "continued focus on sound management of its financial position, even as it protects core services and implements new funding programs in the education area." Moody's notes, however, that Pennsylvania's budget reserves are very narrow, while other measures of liquidity have remained very strong. The rating on Pennsylvania's general obligation bonds by Standard & Poor's was AA with a stable outlook. The ratings service recently noted the governor's fiscal 2005 budget totaled $22.7 billion and incorporates 4.1% revenue growth.x

PENNSYLVANIA PORTFOLIO COMPOSITION

The Pennsylvania portfolio held only a modest percentage of general obligation bonds backed by the state of Pennsylvania during the past year given the recent yields on these issues and accounting for their relative credit risk. However, the fund did hold a significant quantity of revenue bonds, which are backed by the generally stable revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of sectors was education, hospital, miscellaneous, general obligation, and transportation.xi Over the period, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%.xii The fund had more exposure to these sectors not because we targeted specific industries. Rather, we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them.

WHY HIGHER-COUPON CALLABLE BONDS?

In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than commit a substantial portion of both portfolios' assets to low-yielding, short-term instruments, the funds maintained an emphasis on longer-term, premium-priced higher-coupon callable bonds for their favorable income streams and the reduced market sensitivity provided by their above-market level coupons and shorter effective maturities. The fund also continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.

                 14 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

As of the period's close, the average maturity of the Pennsylvania Portfolio was approximately 18.06 years, while its average life/call-adjusted effective maturity, which is adjusted to account for the shorter call dates on our premium bonds (rather than the longer final maturity dates on these callable issues), was 7.94 years.xiii

While no one can say for sure where interest rates will head, given the recent economic picture, as of the end of the period we continued to maintain a defensive posture with regard to interest rate risk in both portfolios.

Thank you for your investment in the Smith Barney Muni Funds -- Pennsylvania Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Peter M. Coffey
Peter M. Coffey
Vice President and Investment Officer

April 12, 2004


                 15 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 24 through 28 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Education (22.6%); Hospital (13.2%); Miscellaneous (11.4%); General Obligation (10.1%); Transportation (10.1%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind that the fund's investments are subject to interest rate and credit risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from event s affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
ii Source: Lehman Brothers. This sub-index is a broad measure of the market for Pennsylvania municipal bonds with maturities of at least one year.
iii Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
iv The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
v Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi   Source: Federal Reserve (January 28, 2004).
vii  Source: U.S. Department of Labor (April 1, 2004).
viii Source: Lehman Brothers.
ix Source: Moody's Investors Service Global Credit Research. The Pennsylvania commentary update is as of February 24, 2004.
x    Source: Standard & Poor's (Public Finance Report Card, April 2004).
xi Percentages are based on net asset values as a percentage of fund assets on March 31, 2004.
xii Based upon the performance of sub-indices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over 12-month reporting period.
xiii There are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.


                 16 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                             PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                                     WITHOUT SALES CHARGES(1)
                                                --------------------------------
                                                CLASS A     CLASS B     CLASS L
================================================================================
Twelve Months Ended 3/31/04                        3.90%      3.37%       3.32%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           4.78       4.23        4.17
--------------------------------------------------------------------------------
Inception* through 3/31/04                         6.58       5.78        5.97
================================================================================

                                                      WITH SALES CHARGES(2)
                                                --------------------------------
                                                CLASS A     CLASS B     CLASS L
================================================================================
Twelve Months Ended 3/31/04                       (0.26)%    (1.09)%      2.33%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           3.93       4.06        4.17
--------------------------------------------------------------------------------
Inception* through 3/31/04                         6.14       5.78        5.97
================================================================================

CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                   WITHOUT SALES CHARGES(1)
================================================================================
Class A (Inception* through 3/31/04)                         88.97%
--------------------------------------------------------------------------------
Class B (Inception* through 3/31/04)                         73.28
--------------------------------------------------------------------------------
Class L (Inception* through 3/31/04)                         78.40
================================================================================

+ All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflects the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. As of February 2, 2004, the 1.00% initial sales charge on Class L shares was no longer imposed.

* Inception dates for Class A, B and L shares are April 4, 1994, June 20, 1994 and April 5, 1994, respectively.

                 17 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

HISTORICAL PERFORMANCE (UNAUDITED)

               VALUE OF $10,000 INVESTED IN CLASS A SHARES OF THE
         PENNSYLVANIA PORTFOLIO VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX
              AND LIPPER PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE+
--------------------------------------------------------------------------------

Line Chart:
                            April 1994 -- March 2004

                LIPPER PENNSYLVANIA        LEHMAN BROTHERS        PENNSYLVANIA
                MUNICIPAL                  MUNICIPAL              PORTFOLIO -
Date            DEBT FUNDS AVERAGE         BOND INDEX             CLASS A SHARES
4/4/94          10000                      10000                  9600
3/95            10586                      10744                  10447
3/96            11368                      11645                  11290
3/97            11938                      12278                  11981
3/98            13169                      13594                  13601
3/99            13778                      14437                  14364
3/00            13409                      14424                  13745
3/01            14683                      16000                  15373
3/02            15184                      16612                  16095
3/03            16484                      18253                  17461
3/31/04        $17348                     $19323                 $18141

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 4, 1994, assuming a deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Pennsylvania Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (62 funds as of March 31, 2004). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 18 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

SCHEDULES OF INVESTMENTS                                          MARCH 31, 2004

                                GEORGIA PORTFOLIO
   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
EDUCATION -- 17.1%

                      Private Colleges & Universities Authority Revenue:
                        Emory University Project, Series A:
$ 1,000,000    AA         5.500% due 11/1/24 (b)                                              $ 1,106,440
  2,000,000    AA         5.500% due 11/1/31 (b)                                                2,199,200
  2,000,000    BBB      Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (b)           2,071,900
                        Mercer University Project:
    500,000    Baa1*      5.750% due 10/1/21 (b)                                                  539,025
  1,000,000    Baa1*      5.750% due 10/1/31 (b)                                                1,051,480
                      Savannah EDA:
  1,000,000    NR       College of Art & Design Inc. Project, (Call 10/1/09 @ 102),
                          6.800% due 10/1/19 (c)                                                1,122,780
  1,000,000    A        Student Housing Revenue, (University Funding Foundation
                          Project), Series A, ACA-Insured, 6.750% due 11/15/20                  1,116,050
  1,000,000    A        University of the Virgin Islands, Refunding & Improvement,
                          Series A, ACA-Insured, 6.000% due 12/1/24                             1,100,730
---------------------------------------------------------------------------------------------------------
                                                                                               10,307,605
---------------------------------------------------------------------------------------------------------

FINANCE -- 0.9%

    500,000    NR     Virgin Islands Public Finance Authority Revenue, Series E,
                        6.000% due 10/1/22                                                        516,555
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATION -- 8.5%

  1,500,000    NR     Georgia State, RITES, Series B, 10.008% due 4/1/09 (b)(d)                 1,996,620
  1,000,000    AAA    Georgia State, Series B, 5.750% due 8/1/17                                1,209,330
    500,000    AA     Jefferson, 5.900% due 2/1/25 (b)                                            571,600
  1,000,000    AAA    Puerto Rico Commonwealth, RITES, XLCA-Insured,
                        9.566% due 7/1/17 (b)(d)                                                1,335,120
---------------------------------------------------------------------------------------------------------
                                                                                                5,112,670
---------------------------------------------------------------------------------------------------------

HOSPITALS -- 13.8%

  1,000,000    A-     Chatham County Hospital Authority Revenue, Memorial Health
                        Medical Center, Series A, 6.125% due 1/1/24                             1,067,460
    515,000    AAA    Clarke County Hospital Authority Revenue, MBIA-Insured,
                        9.875% due 1/1/06 (e)                                                     566,598
                      Cobb County Kennestone Hospital Authority Revenue:
    275,000    Aaa*     9.500% due 2/1/08 (e)                                                     322,231
    700,000    AAA      Series 86A, MBIA-Insured, 7.750% due 2/1/07 (e)                           767,571
  1,100,000    AAA    Columbus Medical Center Hospital Authority Revenue,
                        Certificate of Anticipation, 7.750% due 7/1/10 (e)(f)                   1,290,190
  1,000,000    Aaa*   Newton County Hospital Authority Revenue, (Newton Health
                        System Project), AMBAC-Insured, 6.100% due 2/1/24 (b)                   1,151,410


                       See Notes to Financial Statements.

                 19 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
HOSPITALS -- 13.8% (CONTINUED)

                      Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities, Series A:
$ 1,000,000    BBB-       Ryder Memorial Hospital Project, 6.700% due 5/1/24 (b)              $ 1,014,750
    300,000    B+         San Lucas & Cristo Project, 5.750% due 6/1/19 (b)                       260,982
    495,000    AAA    Tri-City Hospital Authority Revenue, Certificate of Anticipation,
                        South Fulton Hospital, FGIC-Insured, 10.250% due 7/1/06 (e)(f)            546,643
  1,175,000    Aaa*   Ware County Hospital Authority Revenue, Certificate of
                        Anticipation, MBIA-Insured, 5.500% due 3/1/21                           1,301,277
---------------------------------------------------------------------------------------------------------
                                                                                                8,289,112
---------------------------------------------------------------------------------------------------------

HOUSING: MULTI-FAMILY -- 12.8%

    500,000    AAA    Acworth Housing Authority Revenue, (Wingate Falls Apartments
                        Project), FSA-Insured, 6.125% due 3/1/17 (g)                              527,015
  1,045,000    NR     Atlanta Urban Residential Finance Authority, MFH Revenue,
                        Park Place Apartments, Series A, 6.750% due 3/1/31                        837,055
                      Clayton County Hospital Authority MFH Revenue, Series A:
  1,260,000    Aaa*     Southlake Cove Project, GNMA-Collateralized,
                          5.600% due 12/20/24                                                   1,362,841
  1,480,000    Aaa*     Vineyard Pointe Apartments Project, GNMA-Collateralized,
                          5.500% due 10/20/32                                                   1,553,645
  1,000,000    Aa2*   De Kalb County Housing Authority, MFH Revenue, Friendly Hills
                        Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (g)                1,099,770
  1,000,000    AAA    Fulton County Housing Authority, MFH Revenue, (Concorde
                        Place Apartment Project), Series A, (Call 7/1/08 @ 100),
                        6.300% due 7/1/16 (c)(g)                                                1,164,590
  1,000,000    AAA    Lawrenceville Housing Authority, MFH Revenue, (Knollwood
                        Park Apartments Project), FNMA-Collateralized,
                        6.250% mandatory tender 12/1/29 (b)(g)                                  1,151,340
---------------------------------------------------------------------------------------------------------
                                                                                                7,696,256
---------------------------------------------------------------------------------------------------------

HOUSING: SINGLE-FAMILY -- 0.8%

     20,000    AAA    Fulton County Housing Authority, Single-Family Mortgage Revenue,
                        Series A, GNMA-Collateralized, 6.600% due 3/1/28 (g)                       20,586
    300,000    AAA    Puerto Rico Housing, Bank & Finance Agency, Single-Family
                        Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
                        FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (b)(g)                  309,846
    160,000    AAA    Virgin Islands HFA Authority, Single-Family Mortgage Revenue,
                        Series A, GNMA-Collateralized, 6.450% due 3/1/16 (g)                      165,066
---------------------------------------------------------------------------------------------------------
                                                                                                  495,498
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                 20 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                        MARCH 31, 2004


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
LIFE CARE -- 1.2%

$   660,000    BBB+   Fulton County Residential Care Facilities,
                        (Canterbury Court Project), 6.300% due 10/1/24                        $   692,459
---------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 6.6%

  1,000,000    Aaa*   Albany-Dougherty Inner City Authority, COP, (Public Purpose
                        Project), AMBAC-Insured, 5.625% due 1/1/16                              1,135,810
  1,000,000    AAA    Association County Commissioners of Georgia Leasing Program,
                        COP, (Rockdale County Public Purpose Project),
                        AMBAC-Insured, 5.625% due 7/1/20                                        1,131,580
  1,000,000    AAA    Fulton County Facilities Corp., COP, (Fulton County Public
                        Purpose Project), AMBAC-Insured, 5.500% due 11/1/18                     1,138,980
    500,000    BBB+   Puerto Rico Housing Bank & Finance Agency,
                        7.500% due 12/1/06 (b)                                                    541,525
---------------------------------------------------------------------------------------------------------
                                                                                                3,947,895
---------------------------------------------------------------------------------------------------------

POLLUTION CONTROL -- 11.9%

    800,000    A-1+   Burke County Development Authority, PCR, (Oglethorpe Power
                        Co. Project), Series C, MBIA-Insured, 1.100% due 1/1/18 (h)               800,000
  1,000,000    BBB    De Kalb County Development Authority, PCR, (General Motors
                        Corp. Project), 6.000% due 3/15/21                                      1,053,060
  1,000,000    Ba3*   Effingham County IDA, PCR, (Georgia-Pacific Project),
                        6.500% due 6/1/31                                                       1,016,950
    500,000    A      Monroe County Development Authority, PCR, (Oglethorpe Power
                        Co. Scherer Project), Series A, 6.800% due 1/1/12 (b)                     613,260
  2,000,000    BBB    Richmond County Development Authority, Environmental
                        Improvement Revenue, (International Paper Co. Project),
                        Series A, 6.250% due 2/1/25 (b)(g)                                      2,133,240
  1,000,000    NR     Rockdale County Development Authority, Solid Waste Disposal
                        Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (g)               1,014,570
    500,000    Baa2*  Savannah EDA, PCR, (Union Camp Corp. Project),
                        6.150% due 3/1/17                                                         556,190
---------------------------------------------------------------------------------------------------------
                                                                                                7,187,270
---------------------------------------------------------------------------------------------------------

PUBLIC FACILITIES -- 3.7%

    250,000    AAA    Butts County COP, MBIA-Insured, (Pre-Refunded-- Escrowed with state and local government securities to 12/1/04 Call @ 102),
                        6.750% due 12/1/14                                                        264,505
  1,000,000    AAA    Cobb-Marietta Counties Coliseum & Exhibit Hall Authority
                        Revenue, MBIA-Insured, 5.625% due 10/1/26                               1,130,010
  2,000,000    AAA    East Point Building Authority Revenue, FSA-Insured,
                        zero coupon due 2/1/20                                                    855,960
---------------------------------------------------------------------------------------------------------
                                                                                                2,250,475
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                 21 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                        MARCH 31, 2004


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
TRANSPORTATION -- 4.4%

$ 1,000,000    AAA    Atlanta Airport Revenue, Series A, FGIC-Insured,
                        (Call 1/1/10 @ 101), 5.500% due 1/1/26 (c)                             $1,158,200
  1,000,000    AAA    Georgia State Road & Tollway Authority Revenue,
                        5.000% due 10/1/23 (b)                                                  1,059,660
    250,000    AAA    Metropolitan Atlanta Rapid Transit Authority, Sale Tax Revenue,
                        Series P, AMBAC-Insured, 6.250% due 7/1/20                                311,557
    200,000    CCC    Puerto Rico Port Authority Revenue, Special Facilities
                        American Airlines, Series A, 6.250% due 6/1/26 (b)(g)                     146,814
---------------------------------------------------------------------------------------------------------
                                                                                                2,676,231
---------------------------------------------------------------------------------------------------------

UTILITIES -- 2.0%

    500,000    AAA    Georgia Municipal Electric Authority, Power Revenue,
                        Series EE, AMBAC-Insured, 7.250% due 1/1/24 (b)                           680,975
    500,000    A      Georgia Municipal Gas Authority Revenue, (Southern Storage
                        Gas Project), 6.300% due 7/1/09                                           515,675
---------------------------------------------------------------------------------------------------------
                                                                                                1,196,650
---------------------------------------------------------------------------------------------------------

WATER & SEWER -- 16.3%

                      Atlanta Water & Wastewater Revenue, Series A:
  1,000,000    AAA      FGIC-Insured, 5.500% due 11/1/19                                        1,163,710
  1,000,000    AAA      MBIA-Insured, 5.500% due 11/1/27                                        1,145,930
    500,000    A+     Cartersville Development Authority Revenue, Sewer
                        Facilities, Anheuser Busch, 6.125% due 5/1/27 (g)                         523,745
    140,000    AAA    Cherokee County Water & Sewer Authority Revenue,
                        MBIA-Insured, 9.625% due 8/1/04 (e)                                       143,871
    500,000    AA     Clayton County Water & Sewer Revenue, 5.625% due 5/1/20                     561,925
  2,135,000    AAA    Cobb County & Marietta Water Authority Revenue,
                        5.250% due 11/1/21                                                      2,360,691
                      Columbia County Water & Sewer Revenue:
  1,000,000    AAA      FGIC-Insured, 5.500% due 6/1/25                                         1,103,440
    185,000    AAA      MBIA-Insured, 9.750% due 12/1/08 (e)                                      220,324
                      Fulton County Water & Sewer Revenue, FGIC-Insured:
     10,000    AAA      6.375% due 1/1/14                                                          12,075
    290,000    AAA      6.375% due 1/1/14 (e)(f)                                                  348,841
    500,000    AAA    Milledgeville Water & Sewer Revenue, FSA-Insured,
                        6.000% due 12/1/21                                                        611,385
    405,000    AAA    Puerto Rico Commonwealth Aqueduct & Sewer Authority
                        Revenue, 10.250% due 7/1/09 (b)(e)                                        502,974



                       See Notes to Financial Statements.

                 22 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
WATER & SEWER -- 16.3% (CONTINUED)

$ 1,000,000    AAA    Rockdale County Water & Sewer Authority Revenue, Series A,
                        MBIA-Insured, 5.500% due 7/1/25                                       $ 1,101,440
---------------------------------------------------------------------------------------------------------
                                                                                                9,800,351
---------------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost-- $55,001,380**)                                                  $60,169,027
=========================================================================================================

(a)  All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors
     Service.
(b)  All or a portion of this security is segregated for open futures contracts
     (See Note 6).
(c)  Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)  Variable interest rate - subject to periodic change.
(e)  Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)  All or a portion of this security is held as collateral for open futures contracts (See Note 6).
(g)  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(h)  Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**   Aggregate cost for Federal income tax purposes is $54,992,535.

     See pages 29 through 31 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.

                 23 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
EDUCATION -- 23.0%

$ 1,000,000    AA-    Allegheny County Higher Education Building Authority, University
                        Revenue, Carnegie Mellon University, 5.250% due 3/1/32                 $1,052,780
    990,000    AAA    Conneaut School District, AMBAC-Insured,
                        9.500% due 5/1/12 (b)(c)                                                1,248,370
  1,000,000    BBB-   Delaware County Authority, College Revenue, Neumann College,
                        6.000% due 10/1/31                                                      1,052,890
  1,000,000    AAA    Greater Johnstown School District, Series B, MBIA-Insured,
                        5.500% due 8/1/18 (d)                                                   1,109,760
  1,655,000    AAA    Greensburg Salem School District, FGIC-Insured,
                        5.375% due 9/15/18 (d)                                                  1,834,187
                      Lycoming County Authority, College Revenue, Pennsylvania
                        College of Technology, AMBAC-Insured:
  1,000,000    Aaa*       5.125% due 5/1/22 (d)                                                 1,058,530
  1,000,000    Aaa*       5.375% due 7/1/30 (d)                                                 1,053,870
  1,000,000    Aaa*       5.250% due 5/1/32 (d)                                                 1,056,500
    295,000    NR     Pennsylvania Housing Finance Agency, 7.750% due 12/1/07 (b)                 331,312
                      Pennsylvania State Higher Education Facilities Authority Revenue:
  1,000,000    AAA      Clarion University Foundation Inc., Series A, XLCA-Insured,
                          5.250% due 7/1/18 (d)                                                 1,098,940
  1,000,000    A        Drexel University, 6.000% due 5/1/29 (d)                                1,086,660
  1,000,000    AA     Pennsylvania State University, 5.250% due 3/1/17                          1,113,440
    450,000    NR     Philadelphia Hospitals & Higher Education Facilities Authority
                        Revenue, Chestnut Hill College, 6.000% due 10/1/29                        450,265
  1,000,000    AAA    Philadelphia School District, Series A, FSA-Insured,
                        5.500% due 2/1/31                                                       1,082,380
  1,000,000    AAA    Plum Boro School District, FGIC-Insured, 5.250% due 9/15/30               1,050,840
  1,000,000    AAA    State Public School Building Authority, School Revenue,
                        (Daniel Bonne School District Project), MBIA-Insured,
                        5.000% due 4/1/22                                                       1,054,780
  2,210,000    AA+    Swarthmore Boro Authority, College Revenue, 5.250% due 9/15/20            2,402,955
---------------------------------------------------------------------------------------------------------
                                                                                               19,138,459
---------------------------------------------------------------------------------------------------------

FINANCE -- 1.4%

  1,000,000    BBB    Virgin Islands Public Finance Authority Revenue, Gross Receipts
                        Taxes, Series A, 6.500% due 10/1/24                                     1,135,260
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATION -- 10.3%

  1,000,000    AAA    Allegheny County GO, Series C-52, FGIC-Insured,
                        5.250% due 11/1/21                                                      1,068,050
  1,000,000    AAA    Armstrong County GO, MBIA-Insured, 5.400% due 6/1/31                      1,060,760
  1,210,000    Aaa*   Bensalem Township School District, GO, FGIC-Insured,
                        5.000% due 8/15/19                                                      1,291,663


                       See Notes to Financial Statements.

                24 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
GENERAL OBLIGATION -- 10.3% (CONTINUED)

$ 1,000,000    AAA    Dauphin County GO, Second Series, AMBAC-Insured,
                        5.125% due 11/15/22                                                    $1,052,540
  1,000,000    Aaa*   Luzerne County, Series A, MBIA-Insured, 5.250% due 11/15/18 (d)           1,097,820
  1,000,000    AA     Pennsylvania State GO, First Series, 5.250% due 2/1/19                    1,095,850
  1,660,000    AAA    Pittsburgh County GO, Series A, AMBAC-Insured,
                        5.250% due 9/1/22                                                       1,757,824
    140,000    AAA    York GO, AMBAC-Insured, 8.875% due 6/1/06 (b)                               151,603
---------------------------------------------------------------------------------------------------------
                                                                                                8,576,110
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 13.4%

                      Allegheny County Hospital Development Authority Revenue:
    500,000    AAA      General Hospital Project, Series A, MBIA-Insured,
                          (Call 9/1/07 @ 100), 6.250% due 9/1/20 (c)(e)                           573,885
    325,000    NR       Montefiore Hospital Association, Western Pennsylvania,
                          6.875% due 7/1/09 (b)                                                   362,368
    165,000    AAA    Berks County Municipal Authority, Hospital Revenue, Community
                        General Hospital, AMBAC-Insured, 9.500% due 7/1/05 (b)                    174,357
  1,545,000    AAA    Cambria County Hospital Development Authority, Hospital Revenue,
                        Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (b)               1,837,453
  1,255,000    AAA    Grove City Area Hospital Authority Revenue, (Woodland Place
                        Project), FGIC-Insured, 5.500% due 3/1/25 (d)                           1,352,363
  1,000,000    BBB    Hazleton Health Services Authority, Hospital Revenue,
                        St. Joseph's Medical Center, 6.200% due 7/1/26                            903,060
  1,000,000    A      Horizon Hospital System Authority, Hospital Revenue,
                        Horizon Hospital Systems Inc., 6.350% due 5/15/26 (d)                   1,067,990
  1,000,000    A      Lehigh County General Purpose Authority Revenue,
                        Lehigh Valley Health Network, Series A, 5.000% due 7/1/33                 989,310
  1,000,000    AA     Mifflin County Hospital Authority Revenue,
                        Radian-Insured, 6.200% due 7/1/30                                       1,128,200
  1,000,000    A      Pennsylvania State Higher Education Facilities Authority Revenue,
                        UPMC Health Systems, Series A, 6.000% due 1/15/31 (d)                   1,071,100
     75,000    Aaa*   Philadelphia Hospital Authority Revenue, (United Hospital Inc.
                        Project), (Call 7/1/05 @ 100), 10.875% due 7/1/08 (e)                      82,000
    525,000    AA     Potter County Hospital Authority Revenue, Charles Cole
                        Memorial Hospital, Radian-Insured, 6.050% due 8/1/24                      565,246
  1,075,000    BBB-   Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities, (Ryder Memorial Hospital
                        Project), Series A, 6.700% due 5/1/24                                   1,090,856
---------------------------------------------------------------------------------------------------------
                                                                                               11,198,188
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                 25 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
HOUSING: SINGLE-FAMILY -- 4.0%

                      Allegheny County, Residential Finance Authority, Mortgage Revenue,
                        Single-Family Mortgage, GNMA-Collateralized:
$   760,000    Aaa*       Series FF-2, 6.000% due 11/1/31 (f)                                   $ 790,871
    815,000    Aaa        Series II-2, 5.900% due 11/1/32 (f)                                     845,000
                          Series Z:
    885,000    Aaa*         6.875% due 5/1/26 (f)                                                 911,559
    685,000    Aaa*         Zero coupon due 5/1/27 (f)                                            124,458
    610,000    AAA    Puerto Rico Housing, Bank & Finance Agency, Single-Family
                        Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
                        FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (f)                     630,020
---------------------------------------------------------------------------------------------------------
                                                                                                3,301,908
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT -- 6.9%

  1,000,000    BBB+   Allegheny County IDA Revenue, Environmental
                        Improvement, USX Corp., Series A, 6.700% due 12/1/20                    1,026,180
  1,000,000    BBB    Bradford County IDA, Solid Waste Disposal Revenue,
                        (International Paper Co. Project), Series A, 6.600% due 3/1/19 (f)      1,044,250
  1,000,000    BBB    Erie County IDA, Environmental Improvement Revenue,
                        (International Paper Co. Project), Series A,
                        7.625% due 11/1/18 (d)(f)                                               1,050,350
  1,000,000    NR     Pennsylvania Economic Development Financing Authority,
                        Exempt Facilities Revenue, National Gypsum Co.,
                        6.250% due 11/1/27 (f)                                                  1,019,800
    500,000    AAA    Philadelphia Authority for IDR, Series B, AMBAC-Insured,
                        5.250% due 7/1/31                                                         528,125
  1,000,000    AAA    Philadelphia Authority for Industrial Development Lease Revenue,
                        Series B, FSA-Insured, 5.500% due 10/1/19                               1,124,390
---------------------------------------------------------------------------------------------------------
                                                                                                5,793,095
---------------------------------------------------------------------------------------------------------

LIFE CARE -- 6.7%

  1,260,000    AA     Erie County Hospital Authority Health Facilities Revenue,
                        (St. Mary's Home Project), Radian-Insured,
                        6.000% due 8/15/23 (d)                                                  1,397,101
  1,100,000    A-     Lancaster County Hospital Authority Revenue,
                        (Willow Valley Retirement Project), 5.875% due 6/1/31 (d)               1,141,393
  1,650,000    NR     Lancaster IDA Revenue, (Garden Spot Village Project),
                        Series A, 7.625% due 5/1/31 (d)                                         1,758,108
    500,000    NR     Montgomery County Higher Education & Health Authority
                        Revenue, Temple Continuing Care Center,
                        6.750% due 7/1/29 (g)                                                     190,000
  1,000,000    AA     Northampton County IDA Revenue, (Moravian Hall Square Project),
                        Radian-Insured, 5.500% due 7/1/19                                       1,083,190
---------------------------------------------------------------------------------------------------------
                                                                                                5,569,792
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                 26 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004

                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
MISCELLANEOUS -- 11.6%

$   500,000    A-+    Allegheny County Redevelopment Authority, Tax Increment Revenue,
                        (Waterfront Project), Series A, 6.300% due 12/15/18                     $ 556,730
                      Dauphin County General Authority:
  1,180,000    NR       Hotel & Conference Center, Hyatt Regency, 6.200% due 1/1/29               838,331
  1,500,000    NR       Office & Package, Riverfront Office, 6.000% due 1/1/25                  1,443,105
  1,000,000    AAA    Delaware Valley Regional Finance Authority, Local Government
                        Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28 (d)                 1,151,730
  1,300,000    NR     Harrisburg Redevelopment Authority, First Mortgage-Office
                        Building, 6.750% due 5/15/25 (d)                                        1,330,927
  1,560,000    NR     New Morgan Municipal Authority Office Revenue,
                        (Commonwealth Office Project), Series A, 6.500% due 6/1/25              1,611,418
  2,000,000    AAA    Philadelphia Municipal Authority Revenue, Series B, FSA-Insured,
                        5.250% due 11/15/17                                                     2,207,860
    600,000    B+     Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities, (San Lucas & Cristo Project),
                        Series A, 5.750% due 6/1/19                                               521,964
---------------------------------------------------------------------------------------------------------
                                                                                                9,662,065
---------------------------------------------------------------------------------------------------------

POLLUTION CONTROL -- 5.6%

  1,000,000    BBB    Delaware County IDA, Resource Recovery
                        Facility Revenue, Series A, 6.200% due 7/1/19                           1,043,430
  1,000,000    AAA    Harrisburg Authority, Resource Recovery Facility Revenue,
                        Series A, FSA-Insured, 5.500% due 9/1/25 (d)                            1,162,390
  1,000,000    BB-    New Morgan IDA, Solid Waste Disposal Revenue, (New Morgan
                        Landfill Co., Inc. Project), 6.500% due 4/1/19 (f)                        962,990
    500,000    BBB-   Pennsylvania Economic Development Financing Authority,
                        Resource Recovery Revenue, (Colver Project), Series D,
                        7.150% due 12/1/18 (f)                                                    519,365
  1,000,000    A-1+   Schuylkill County IDA, Resource Recovery Revenue, (Northeastern
                        Power Co. Project), Series A, 1.080% due 12/1/22 (h)                    1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                                4,688,175
---------------------------------------------------------------------------------------------------------

SPECIAL OBLIGATION -- 1.2%

    235,000    Aaa    Hopewell Township, Special Obligation, 10.600% due 5/1/13 (b)               290,998
    640,000    AAA    Westmoreland County Municipal Authority, Special Obligation,
                        9.125% due 7/1/10 (b)                                                     726,093
---------------------------------------------------------------------------------------------------------
                                                                                                1,017,091
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 10.2%

  1,000,000    A-     Delaware River Joint Toll Bridge Commission, Bridge Revenue,
                        5.250% due 7/1/18                                                       1,087,640
  3,375,000    AAA    Delaware River Port Authority Pennsylvania & New Jersey, RITES,
                        FSA-Insured, 9.676% due 1/1/10 (d)(i)                                   4,202,520



                       See Notes to Financial Statements.

                 27 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


SCHEDULES OF INVESTMENTS (CONTINUED)                                                       MARCH 31, 2004


                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
TRANSPORTATION -- 10.2% (CONTINUED)

                      Pennsylvania State Turnpike Commission, AMBAC-Insured:
$ 1,500,000    AAA      5.000% due 7/15/21 (d)                                                $ 1,587,510
  1,500,000    AAA      5.500% due 7/15/32 (d)                                                  1,666,050
---------------------------------------------------------------------------------------------------------
                                                                                                8,543,720
---------------------------------------------------------------------------------------------------------

UTILITIES -- 5.7%

  1,750,000    AAA    Allegheny County Sanitation Authority, Sewer Revenue,
                        MBIA-Insured, 5.375% due 12/1/17                                        1,952,038
    420,000    AAA    Bristol Township Authority, Sewer Revenue, MBIA-Insured,
                        10.125% due 4/1/09 (b)                                                    504,395
    125,000    AAA    Coatesville Water Guaranteed Revenue,
                        6.250% due 10/15/13 (b)                                                   146,231
  1,000,000    Aaa*   Erie Sewer Authority, Sewer Revenue, MBIA-Insured,
                        (Call 6/1/10 @ 100), 6.000% due 6/1/21 (d)(e)                           1,184,710
    400,000    AAA    Guam Power Authority Revenue, Series A, (Call 10/1/04 @ 102),
                        6.750% due 10/1/24                                                        419,352
    260,000    AAA    West Chester Sewer Revenue, 9.750% due 5/1/07 (b)                           293,790
                      Westmoreland County Municipal Authority, Water Revenue:
     45,000    Aaa*     8.500% due 7/1/04 (e)                                                      45,808
    135,000    Aaa*     8.625% due 7/1/10 (e)                                                     165,376
---------------------------------------------------------------------------------------------------------
                                                                                                4,711,700
---------------------------------------------------------------------------------------------------------

                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $79,331,124**)                                                 $83,335,563
=========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service and those identified by a dagger (+), are rated by Fitch Ratings.
(b) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c) All or a portion of this security is held as collateral for open futures contracts (See Note 6).
(d)  A portion of this security is segregated for open futures contracts (See
     Note 6).
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g)  Non-income producing security. Security is currently in default.
(h) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(i)  Variable interest rate - subject to periodic change.
**   Aggregate cost for Federal income tax purposes is $79,325,134.

     See pages 29 through 31 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.

                 28 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's")-- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B    -- Bonds rated "BB," "B" and "CCC" are regarded, on balance, as and CCC predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation than "B," and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered as medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B        -- Bonds rates "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

                 29 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Fitch Ratings ("Fitch") -- Rating may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

A        -- Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

NR       -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1   -- Moody's highest rating for issues having demand feature -- VRDO.

                 30 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

ABBREVIATIONS* (UNAUDITED)


ABAG    --  Association of Bay Area Governments
ACA     --  American Capital Assurance
AIG     --  American International Guaranty
AMBAC   --  Ambac Assurance Corporation
AMT     --  Alternative Minimum Tax
BAN     --  Bond Anticipation Notes
BIG     --  Bond Investors Guaranty
CDA     --  Community Development Authority
CGIC    --  Capital Guaranty Insurance Company
CHFCLI  --  California Health Facility
            Construction Loan Insurance
CONNIE  --  College Construction Loan
  LEE       Insurance Association
COP     --  Certificate of Participation
CSD     --  Central School District
CTFS    --  Certificates
DFA     --  Development Finance Agency
EDA     --  Economic Development Authority
EFA     --  Educational Facilities Authority
ETM     --  Escrowed to Maturity
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage Corporation
FLAIRS  --  Floating Adjustable Interest Rate Securities
FNMA    --  Federal National Mortgage Association
FRTC    --  Floating Rate Trust Certificates
FSA     --  Financial Security Assurance
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HDC     --  Housing Development Corporation
HEFA    --  Health &Educational Facilities Authority
HFA     --  Housing Finance Authority
IBC     --  Insured Bond Certificates
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
IFA     --  Infastructure Finance Agency
INFLOS  --  Inverse Floaters
ISD     --  Independent School District
ISO     --  Independent System Operator
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors Assurance Corporation
MERLOT  --  Municipal Bond Investors Assurance Corporation
MFH     --  Multi-Family Housing
MSTC    --  Municipal Securities Trust Certificates
MVRICS  --  Municipal Variable Rate Inverse Coupon Security
PART    --  Partnership Structure
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PSFG    --  Permanent School Fund Guaranty
Q-SBLF  --  Qualified School Bond Loan Fund
Radian  --  Radian Asset Assurance
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
RDA     --  Redevelopment Agency
RIBS    --  Residual Interest Bonds
RITES   --  Residual Interest Tax-Exempt Securities
SPA     --  Standby Bond Purchase Agreement
SFH     --  Single Family Housing
SWAP    --  Swap Structure
SYCC    --  Structured Yield Curve Certificate
TAN     --  Tax Anticipation Notes
TCRS    --  Transferrable Custodial Receipts
TECP    --  Tax-Exempt Commercial Paper
TOB     --  Tender Option Bonds
TRAN    --  Tax and Revenue Anticipation Notes
UFSD    --  Unified Free School District
UHSD    --  Unified High School District
USD     --  Unified School District
VA      --  Veterans Administration
VRDD    --  Variable Rate Daily Demand
VRDO    --  Variable Rate Demand Obligation
VRWE    --  Variable Rate Wednesday Demand
XLCA    --  XLCapital Assurance

------------
*    Abbreviations may or may not appear in the schedule of investments.

                 31 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

STATEMENTS OF ASSETS AND LIABILITIES                              MARCH 31, 2004


                                                      GEORGIA      PENNSYLVANIA
                                                     PORTFOLIO       PORTFOLIO
================================================================================
ASSETS:
  Investments, at value (Cost -- $55,001,380 and
    $79,331,124, respectively)                    $ 60,169,027     $ 83,335,563
  Cash                                                  87,427           99,842
  Interest receivable                                1,073,366        1,334,891
  Receivable for securities sold                            --           60,000
  Receivable for Fund shares sold                           --           59,283
  Prepaid expenses                                       4,167            2,011
--------------------------------------------------------------------------------
  TOTAL ASSETS                                      61,333,987       84,891,590
--------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker-- variation margin                 116,875          171,875
  Management fees payable                               23,525           32,688
  Payable for Fund shares reacquired                    16,196            5,450
  Distribution plan fees payable                         6,978           13,093
  Deferred compensation payable                          4,816            4,560
  Accrued expenses                                      37,509           42,661
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                    205,899          270,327
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                   $61,128,088      $84,621,263
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest       $     4,670      $     6,495
  Capital paid in excess of par value               59,912,018       84,540,053
  Undistributed net investment income                   31,063            9,577
  Accumulated net realized loss from
    investment transactions
    and futures contracts                           (3,536,060)      (3,276,801)
  Net unrealized appreciation of investments
    and futures contracts                            4,716,397        3,341,939
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                   $61,128,088      $84,621,263
================================================================================
SHARES OUTSTANDING:
  Class A                                            3,153,398        2,920,462
  ------------------------------------------------------------------------------
  Class B                                              784,239        2,566,124
  ------------------------------------------------------------------------------
  Class L                                              732,228        1,008,294
  ------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                        $13.10           $13.05
  ------------------------------------------------------------------------------
  Class B *                                             $13.07           $13.01
  ------------------------------------------------------------------------------
  Class L *                                             $13.05           $13.00
  ------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17% of
  net asset value)                                      $13.65           $13.59
================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                       See Notes to Financial Statements.

                 32 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

STATEMENTS OF OPERATIONS                       FOR THE YEAR ENDED MARCH 31, 2004


                                                        GEORGIA    PENNSYLVANIA
                                                       PORTFOLIO     PORTFOLIO
================================================================================
INVESTMENT INCOME:
  Interest                                            $3,441,790     $4,743,667
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 4)                               283,812        390,972
  Distribution plan fees (Note 7)                        201,766        383,728
  Audit and legal                                         19,651         23,085
  Shareholder communications (Note 7)                     19,390         32,414
  Custody                                                 16,286         22,432
  Transfer agency services (Note 7)                       14,930         31,775
  Registration fees                                        5,906          2,402
  Trustees' fees                                           1,510          1,957
  Other                                                    5,823          7,502
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                         569,074        896,267
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  2,872,716      3,847,400
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Loss From:
    Investment transactions                             (569,646)      (314,438)
    Futures contracts                                   (572,473)      (656,913)
--------------------------------------------------------------------------------
  NET REALIZED LOSS                                   (1,142,119)      (971,351)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments
  and Futures Contracts:
    Beginning of year                                  4,086,277      3,152,436
    End of year                                        4,716,397      3,341,939
--------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION                630,120        189,503
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS           (511,999)      (781,848)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                $2,360,717     $3,065,552
================================================================================

                       See Notes to Financial Statements.

                 33 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE YEARS ENDED MARCH 31,
GEORGIA PORTFOLIO                                     2004             2003
================================================================================
OPERATIONS:
  Net investment income                           $ 2,872,716      $  3,107,431
  Net realized loss                                (1,142,119)         (680,856)
  Increase in net unrealized appreciation             630,120         2,701,663
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            2,360,717         5,128,238
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                            (2,879,111)       (3,059,371)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  (2,879,111)       (3,059,371)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                  9,352,338        10,562,344
  Net asset value of shares issued for
     reinvestment of dividends                      1,145,305         1,133,646
  Cost of shares reacquired                       (11,730,255)      (13,551,520)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                        (1,232,612)       (1,855,530)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (1,751,006)          213,337
NET ASSETS:
  Beginning of year                                62,879,094        62,665,757
--------------------------------------------------------------------------------
  END OF YEAR*                                    $61,128,088       $62,879,094
================================================================================
*  Includes undistributed net investment income of:   $31,063           $37,922
================================================================================


                       See Notes to Financial Statements.

                 34 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                                                   FOR THE YEARS ENDED MARCH 31,
PENNSYLVANIA PORTFOLIO                                2004             2003
================================================================================
OPERATIONS:
  Net investment income                           $ 3,847,400       $ 4,136,756
  Net realized loss                                  (971,351)         (468,545)
  Increase in net unrealized appreciation             189,503         3,002,322
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            3,065,552         6,670,533
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                            (3,843,880)       (4,135,340)
  In excess of net investment income                  (86,608)          (82,307)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  (3,930,488)       (4,217,647)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                 20,326,781        17,626,290
  Net asset value of shares issued for
     reinvestment of dividends                      2,124,868         2,340,148
  Cost of shares reacquired                       (23,303,128)      (20,031,287)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                          (851,479)          (64,849)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (1,716,415)        2,388,037
NET ASSETS:
  Beginning of year                                86,337,678        83,949,641
--------------------------------------------------------------------------------
  END OF YEAR*                                    $84,621,263       $86,337,678
================================================================================
*  Includes undistributed net investment income of:    $9,577            $6,433
================================================================================

                       See Notes to Financial Statements.

                 35 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

1.    Significant Accounting Policies

The Georgia and Pennsylvania Portfolios ("Funds") are separate investment funds of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company. The Trust consists of these Funds and seven other separate investment funds: Florida, National, New York, Limited Term, California Money Market, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles ("GAAP"):
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the Funds capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly for the Pennsylvania Portfolio, a portion of overdistributed net investment income amounting to $86,608 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; (j) each Fund intends to comply with the applicable provisions of the

                 36 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Portfolio Concentration

Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

3.    Exempt-Interest Dividends and Other Distributions

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Funds' policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. The Funds pay SBFM a management fee calculated at an annual rate of 0.45% of each Fund's respective average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and


                 37 SMITH BARNEY MUNI FUNDS | 2004 Annual Report financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Funds paid transfer agent fees totaling $36,694 to CTB.

The totals for each Fund were as follows:

                                                            TRANSFER AGENT FEES
================================================================================
Georgia Portfolio                                                 $12,664
--------------------------------------------------------------------------------
Pennsylvania Portfolio                                             24,030
================================================================================


Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2004, CDSCs paid to CGM and sales charges received by CGM were approximately:

                                                  CDSCs         SALES CHARGES
                                                 -------    -------------------
                                                 CLASS B    CLASS A      CLASS L
================================================================================
Georgia Portfolio                               $ 8,000     $52,000     $11,000
--------------------------------------------------------------------------------
Pennsylvania Portfolio                           40,000      86,000      10,000
================================================================================


All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

                 38 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

5.    Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                       GEORGIA     PENNSYLVANIA
                                                      PORTFOLIO      PORTFOLIO
================================================================================
Purchases                                           $13,798,291    $19,284,281
--------------------------------------------------------------------------------
Sales                                                17,007,176     22,146,013
================================================================================

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                       GEORGIA     PENNSYLVANIA
                                                      PORTFOLIO      PORTFOLIO
================================================================================
Gross unrealized appreciation                        $5,428,431     $4,786,006
Gross unrealized depreciation                          (251,939)      (775,577)
--------------------------------------------------------------------------------
Net unrealized appreciation                          $5,176,492     $4,010,429
================================================================================

6.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

                 39 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

At March 31, 2004, the Funds had the following open futures contracts:

                   NUMBER OF                BASIS        MARKET       UNREALIZED
GEORGIA PORTFOLIO  CONTRACTS   EXPIRATION   VALUE        VALUE          LOSS
================================================================================
TO SELL:
20-year U.S.
  Treasury Bond       170        6/04       $18,939,375  $19,390,625  $(451,250)
================================================================================


PENNSYLVANIA       NUMBER OF                BASIS        MARKET       UNREALIZED
PORTFOLIO          CONTRACTS   EXPIRATION   VALUE        VALUE          LOSS
================================================================================
TO SELL:
20-year U.S.
  Treasury Bond       250        6/04       $27,853,125  $28,515,625  $(662,500)
================================================================================

7.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, each Fund pays a service fee with respect to Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, each Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                             $63,856     $ 72,553     $65,357
--------------------------------------------------------------------------------
Pennsylvania Portfolio                         56,257      236,292      91,179
================================================================================

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                              $6,438      $ 4,620      $3,872
--------------------------------------------------------------------------------
Pennsylvania Portfolio                          9,140       16,519       6,116
================================================================================

For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                             $ 8,771      $ 5,770      $4,849
--------------------------------------------------------------------------------
Pennsylvania Portfolio                         10,004       16,103       6,307
================================================================================



                 40 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

8.    Distributions Paid to Shareholders by Class

                                           YEAR ENDED              YEAR ENDED
GEORGIA PORTFOLIO                        MARCH 31, 2004          MARCH 31, 2003
================================================================================
NET INVESTMENT INCOME
Class A                                      $2,021,225              $2,147,792
Class B                                         468,304                 542,486
Class L                                         389,582                 369,093
--------------------------------------------------------------------------------
Total                                        $2,879,111              $3,059,371
================================================================================



                                           YEAR ENDED              YEAR ENDED

PENNSYLVANIA PORTFOLIO                   MARCH 31, 2004          MARCH 31, 2003
================================================================================
CLASS A
Net investment income                        $1,774,966              $1,781,120
In excess of net investment income               37,119                  33,526
--------------------------------------------------------------------------------
Total                                        $1,812,085              $1,814,646
================================================================================
CLASS B
Net investment income                        $1,526,834              $1,765,591
In excess of net investment income               36,469                  36,467
--------------------------------------------------------------------------------
Total                                        $1,563,303              $1,802,058
================================================================================
CLASS L
Net investment income                        $  542,080              $  588,629
In excess of net investment income               13,020                  12,314
--------------------------------------------------------------------------------
Total                                        $  555,100              $  600,943
================================================================================

9.    Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

                 41 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Transactions in shares of each class were as follows:

                                 YEAR ENDED                    YEAR ENDED
                               MARCH 31, 2004                MARCH 31, 2003
                           -----------------------      ------------------------
GEORGIA PORTFOLIO           SHARES        AMOUNT         SHARES        AMOUNT
================================================================================
CLASS A
Shares sold                 500,118    $ 6,600,431       475,111   $  6,268,581
Shares issued
  on reinvestment            48,832        645,452        45,392        597,537
Shares reacquired          (552,207)    (7,328,648)     (719,314)    (9,441,536)
--------------------------------------------------------------------------------
Net Decrease                 (3,257)   $   (82,765)     (198,811)  $ (2,575,418)
================================================================================
CLASS B
Shares sold                  95,060    $ 1,255,701       185,294   $  2,420,856
Shares issued
  on reinvestment            16,609        218,948        20,927        274,732
Shares reacquired          (257,541)    (3,398,718)     (180,670)    (2,376,952)
--------------------------------------------------------------------------------
Net Increase (Decrease)    (145,872)   $(1,924,069)       25,551    $   318,636
================================================================================
CLASS L
Shares sold                 113,112    $ 1,496,206       142,156   $  1,872,907
Shares issued
  on reinvestment            21,337        280,905        19,920        261,377
Shares reacquired           (75,970)    (1,002,889)     (131,780)    (1,733,032)
--------------------------------------------------------------------------------
Net Increase                 58,479    $   774,222        30,296    $   401,252
================================================================================


PENNSYLVANIA PORTFOLIO
================================================================================
CLASS A
Shares sold               1,160,913   $ 15,341,833       559,298   $  7,372,675
Shares issued
  on reinvestment            77,337      1,019,400        82,813      1,089,471
Shares reacquired          (905,771)   (11,912,851)     (819,137)   (10,782,637)
--------------------------------------------------------------------------------
Net Increase (Decrease)     332,479   $  4,448,382      (177,026)  $ (2,320,491)
================================================================================
CLASS B
Shares sold                 237,971   $  3,140,149       580,378   $  7,640,541
Shares issued
  on reinvestment            60,216        791,144        70,314        922,538
Shares reacquired          (715,094)    (9,408,774)     (497,549)    (6,527,297)
--------------------------------------------------------------------------------
Net Increase (Decrease)    (416,907)  $ (5,477,481)      153,143   $  2,035,782
================================================================================
CLASS L
Shares sold                 140,394   $  1,844,799       198,570   $  2,613,074
Shares issued
  on reinvestment            23,948        314,324        25,026        328,139
Shares reacquired          (150,659)    (1,981,503)     (207,219)    (2,721,353)
--------------------------------------------------------------------------------
Net Increase                 13,683    $   177,620        16,377    $   219,860
================================================================================


                 42 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

10.   Capital Loss Carryforwards

At March 31, 2004, the Georgia and Pennsylvania Portfolios had, for Federal income tax purposes, approximately $1,923,000 and $1,931,000, respectively, of unused capital loss carryforwards available to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

FUND                                2008        2009         2010        2012
================================================================================
Georgia                          $732,000    $947,000           --    $244,000
--------------------------------------------------------------------------------
Pennsylvania                      649,000     857,000     $159,000     266,000
================================================================================

In addition, the Georgia and Pennsylvania Portfolios had $2,055,441 and $2,000,321 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following year.

11.   Income Tax Information and Distributions to
      Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

                                                     GEORGIA     PENNSYLVANIA
FUND                                                PORTFOLIO      PORTFOLIO
================================================================================
Undistributed tax-exempt income                   $    18,022             --
--------------------------------------------------------------------------------
Accumulated capital losses                         (1,923,325)   $(1,931,277)
--------------------------------------------------------------------------------
Unrealized appreciation                             5,176,492      4,010,429
================================================================================

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals, mark to market of derivative contracts and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended March 31, 2004 was:

                                                     GEORGIA     PENNSYLVANIA
FUND                                                PORTFOLIO      PORTFOLIO
================================================================================
Ordinary income                                    $    7,811             --
Tax-exempt income                                   2,871,300     $3,843,880
Taxable overdistribution                                   --         86,608
--------------------------------------------------------------------------------
Total                                              $2,879,111     $3,930,488
================================================================================


                 43 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

The tax character of distributions paid during the year ended March 31, 2003 was:

                                                     GEORGIA     PENNSYLVANIA
FUND                                                PORTFOLIO      PORTFOLIO
================================================================================
Tax-exempt income                                  $3,059,371     $4,121,176
Ordinary income                                            --         96,471
--------------------------------------------------------------------------------
Total                                              $3,059,371     $4,217,647
================================================================================

12.   Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new proce-

                 44 SMITH BARNEY MUNI FUNDS | 2004 Annual Report dures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13.   Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.

                45 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                            CLASS A SHARES
                                       -------------------------------------------------------
GEORGIA PORTFOLIO                        2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.22     $12.79      $13.08      $12.40     $13.43
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)               0.63       0.66        0.65        0.64       0.65
  Net realized and unrealized
    gain (loss)(2)                      (0.12)      0.42       (0.29)       0.69      (1.06)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.51       1.08        0.36        1.33      (0.41)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.63)     (0.65)      (0.65)      (0.65)     (0.62)
  In excess of net investment income       --         --       (0.00)*        --         --
----------------------------------------------------------------------------------------------
Total Distributions                     (0.63)     (0.65)      (0.65)      (0.65)     (0.62)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.10     $13.22      $12.79      $13.08     $12.40
----------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          3.92%      8.54%       2.76%      11.02%     (2.97)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $41,325    $41,740     $42,917     $45,594    $43,100
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)                            0.71%      0.72%       0.75%       0.75%      0.68%
  Net investment income(2)               4.74       4.98        4.97        5.08       4.74
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        19%         43%         35%       98%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.95%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
*    Amount represents less than $0.01 per share.


                 46 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                             CLASS B SHARES
                                       -------------------------------------------------------
GEORGIA PORTFOLIO                        2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.19     $12.76      $13.07      $12.40     $13.42
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)               0.55       0.58        0.58        0.58       0.56
  Net realized and unrealized
    gain (loss)(2)                      (0.11)      0.43       (0.30)       0.68      (1.03)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.44       1.01        0.28        1.26      (0.47)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.56)     (0.58)      (0.59)      (0.59)     (0.55)
  In excess of net investment income       --         --       (0.00)*        --         --
----------------------------------------------------------------------------------------------
Total Distributions                     (0.56)     (0.58)      (0.59)      (0.59)     (0.55)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.07     $13.19      $12.76      $13.07     $12.40
----------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          3.36%      8.03%       2.12%      10.39%     (3.45)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $10,246    $12,265     $11,544     $11,154    $11,503
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)                            1.27%      1.26%       1.29%       1.30%      1.30%
  Net investment income(2)               4.19       4.45        4.42        4.56       4.47
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        19%         43%         35%        98%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.41%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
*    Amount represents less than $0.01 per share.


                 47 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                             CLASS L SHARES
                                       -------------------------------------------------------
GEORGIA PORTFOLIO                        2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.17     $12.75      $13.05      $12.39     $13.41
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)               0.55       0.57        0.57        0.57       0.56
  Net realized and unrealized
    gain (loss)(2)                      (0.12)      0.42       (0.29)       0.67      (1.04)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.43       0.99        0.28        1.24      (0.48)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.55)     (0.57)      (0.58)      (0.58)     (0.54)
  In excess of net investment income       --         --       (0.00)*        --         --
----------------------------------------------------------------------------------------------
Total Distributions                     (0.55)     (0.57)      (0.58)      (0.58)     (0.54)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.05     $13.17      $12.75      $13.05     $12.39
----------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          3.31%      7.90%       2.15%      10.26%     (3.51)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)         $9,557     $8,874      $8,205      $7,460     $5,893
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)                            1.32%      1.33%       1.34%       1.35%      1.33%
  Net investment income(2)               4.14       4.38        4.39        4.48       4.44
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        19%         43%         35%        98%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.37%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.
*    Amount represents less than $0.01 per share.


                 48 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                            CLASS A SHARES
                                      --------------------------------------------------------
PENNSYLVANIA PORTFOLIO                   2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.18     $12.79      $12.89      $12.18     $13.44
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)(3)            0.63       0.67        0.69        0.69       0.67
  Net realized and unrealized
    gain (loss)(3)                      (0.12)      0.40       (0.09)       0.71      (1.25)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.51       1.07        0.60        1.40      (0.58)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.63)     (0.67)      (0.69)      (0.69)     (0.66)
  In excess of net investment income    (0.01)     (0.01)      (0.01)         --         --
  Net realized gains                       --         --          --          --      (0.02)
----------------------------------------------------------------------------------------------
Total Distributions                     (0.64)     (0.68)      (0.70)      (0.69)     (0.68)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.05     $13.18      $12.79      $12.89     $12.18
----------------------------------------------------------------------------------------------
TOTAL RETURN(4)                          3.90%      8.49%       4.69%      11.84%     (4.31)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $38,126    $34,099     $35,370     $31,203    $27,978
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(5)                         0.72%      0.66%       0.50%       0.54%      0.63%
  Net investment income(3)               4.74       5.07        5.34        5.55       5.29
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        33%         49%         34%        54%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                            Expense Ratios
                   Net Investment Income              Without Fee Waivers and/or
                   Per Share Decreases                  Expense Reimbursements
               --------------------------             --------------------------
                2003   2002   2001   2000              2003   2002   2001   2000
               -----  -----  -----  -----             -----  -----  -----  -----
    Class A    $0.01  $0.03  $0.02  $0.01             0.72%  0.70%  0.74%  0.75%

(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.33%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.


                 49 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                          CLASS B SHARES
                                      --------------------------------------------------------
PENNSYLVANIA PORTFOLIO                   2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.14     $12.76      $12.86      $12.17     $13.42
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)(3)            0.55       0.59        0.62        0.62       0.60
  Net realized and unrealized
    gain (loss)(3)                      (0.11)      0.40       (0.08)       0.70      (1.24)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.44       0.99        0.54        1.32      (0.64)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.56)     (0.60)      (0.63)      (0.63)     (0.59)
  In excess of net investment income    (0.01)     (0.01)      (0.01)         --         --
  Net realized gains                       --         --          --          --      (0.02)
----------------------------------------------------------------------------------------------
Total Distributions                     (0.57)     (0.61)      (0.64)      (0.63)     (0.61)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.01     $13.14      $12.76      $12.86     $12.17
----------------------------------------------------------------------------------------------
TOTAL RETURN(4)                          3.37%      7.89%       4.22%      11.15%     (4.78)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $33,388    $39,184     $36,108     $29,894    $26,296
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(5)                         1.26%      1.20%       1.03%       1.08%      1.15%
  Net investment income(3)               4.21       4.54        4.80        5.01       4.79
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        33%         49%         34%        54%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                            Expense Ratios
                  Net Investment Income               Without Fee Waivers and/or
                   Per Share Decreases                  Expense Reimbursements
               --------------------------             --------------------------
                2003   2002   2001   2000              2003   2002   2001   2000
               -----  -----  -----  -----             -----  -----  -----  -----
    Class B    $0.01  $0.03  $0.02  $0.01             1.25%  1.24%  1.28%  1.26%

(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income and net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.


                 50 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                            CLASS L SHARES
                                       -------------------------------------------------------
PENNSYLVANIA PORTFOLIO                   2004(1)    2003(1)     2002(1)     2001(1)    2000(1)
==============================================================================================
NET ASSET VALUE,
  BEGINNING OF YEAR                    $13.13     $12.75      $12.85      $12.16     $13.41
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)(3)            0.54       0.59        0.62        0.61       0.59
  Net realized and unrealized
    gain (loss)(3)                      (0.11)      0.40       (0.09)       0.70      (1.24)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.43       0.99        0.53        1.31      (0.65)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.55)     (0.60)      (0.62)      (0.62)     (0.58)
  In excess of net investment income    (0.01)     (0.01)      (0.01)         --         --
  Net realized gains                       --         --          --          --      (0.02)
----------------------------------------------------------------------------------------------
Total Distributions                     (0.56)     (0.61)      (0.63)      (0.62)     (0.60)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $13.00     $13.13      $12.75      $12.85     $12.16
----------------------------------------------------------------------------------------------
TOTAL RETURN(4)                          3.32%      7.84%       4.16%      11.08%     (4.83)%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $13,107    $13,055     $12,472     $10,381     $8,635
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(5)                         1.31%      1.25%       1.08%       1.16%      1.20%
  Net investment income(3)               4.15       4.48        4.77        4.94       4.70
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    23%        33%         49%         34%        54%
==============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                            Expense Ratios
                  Net Investment Income               Without Fee Waivers and/or
                   Per Share Decreases                  Expense Reimbursements
               --------------------------             --------------------------
                2003   2002   2001   2000              2003   2002   2001   2000
               -----  -----  -----  -----             -----  -----  -----  -----
    Class L    $0.01  $0.03  $0.02  $0.01             1.31%  1.28%  1.36%  1.32%

(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.76%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.


                 51 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SMITH BARNEY MUNI FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Georgia Portfolio and Pennsylvania Portfolio ("Funds") of Smith Barney Muni Funds ("Trust") as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                     /s/KPMG LLP

New York, New York
May 12, 2004

                 52 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Smith Barney Muni Funds ("Trust") -- Georgia and Pennsylvania Portfolios ("Funds") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb.
at 1-800-451-2010).

                                                                                         NUMBER OF
                                       TERM OF                                           PORTFOLIOS
                                       OFFICE* AND     PRINCIPAL                         IN FUND          OTHER BOARD
                         POSITION(S)   LENGTH          OCCUPATION(S)                     COMPLEX          MEMBERSHIPS
NAME, ADDRESS            HELD WITH     OF TIME         DURING PAST                       OVERSEEN         HELD BY
AND AGE                  FUND          SERVED          FIVE YEARS                        BY TRUSTEE       TRUSTEE
========================================================================================================================
NON-INTERESTED TRUSTEES:

Lee Abraham              Trustee       Since           Retired; Former Director          27               None
13732 LeHavre Drive                    1999            of Signet Group PLC
Frenchman's Creek
Palm Beach Gardens,
FL 33410
Age 76

Allan J. Bloostein       Trustee       Since           President of Allan                34               Taubman Realty
27 West 67th Street                    1999            Bloostein Associates, a                            Corp.
New York, NY 10023                                     consulting firm; Former
Age 74                                                 Director of CVS Corp.

Jane F. Dasher           Trustee       Since           Controller of PBK                 27               None
Korsant Partners                       1999            Holdings Inc., a family
283 Greenwich Avenue                                   investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley          Trustee       Since           Retired                           19               None
3668 Freshwater Drive                  1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.   Trustee       Since           Retired; Former Head of           27               None
2751 Vermont Route 140                 1999            the New Atlanta Jewish
Poultney, VT 05764                                     Community High School
Age 62

Paul Hardin              Trustee       Since           Professor of Law &                34               None
12083 Morehead Drive                   1994            Chancellor Emeritus
Chapel Hill, NC                                        at the University of
27514-8426                                             North Carolina
Age 72

Roderick C. Rasmussen    Trustee       Since           Investment Counselor              27               None
9 Cadence Court                        1991
Morristown, NJ 07960
Age 77

                 53 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                                                                         NUMBER OF
                                       TERM OF                                           PORTFOLIOS
                                       OFFICE* AND     PRINCIPAL                         IN FUND          OTHER BOARD
                         POSITION(S)   LENGTH          OCCUPATION(S)                     COMPLEX          MEMBERSHIPS
NAME, ADDRESS            HELD WITH     OF TIME         DURING PAST                       OVERSEEN         HELD BY
AND AGE                  FUND          SERVED          FIVE YEARS                        BY TRUSTEE       TRUSTEE
========================================================================================================================

John P. Toolan           Trustee       Since           Retired                           27               John Hancock
13 Chadwell Place                      1992                                                               Funds
Morristown, NJ 07960
Age 73


INTERESTED TRUSTEE:

R. Jay Gerken, CFA**     Chairman,     Since           Managing Director of              221              None
Citigroup Asset          President     2002            Citigroup Global Markets
Management ("CAM")       and Chief                     Inc.  ("CGM"); Chairman,
399 Park Avenue          Executive                     President and Chief
4th Floor                Officer                       Executive Officer of Smith
New York, NY 10022                                     Barney Fund Management
Age 52                                                 LLC ("SBFM"), Travelers
                                                       Investment Adviser, Inc.
                                                       ("TIA") and Citi Fund
                                                       Management Inc. ("CFM");
                                                       President and Chief
                                                       Executive Officer of certain
                                                       mutual funds associated
                                                       with Citigroup Inc.
                                                       ("Citigroup"); Formerly,
                                                       Portfolio Manager of Smith
                                                       Barney Allocation Series
                                                       Inc. (from 1996 to 2001)
                                                       and Smith Barney Growth
                                                       and Income Fund (from
                                                       1996 to 2000)

OFFICERS:

Andrew B. Shoup          Senior Vice   Since           Director of CAM; Senior           N/A              N/A
CAM                      President     2003            Vice President and Chief
125 Broad Street         and Chief                     Administrative Officer of
11th Floor               Administrative                mutual funds associated
New York, NY 10004       Officer                       with Citigroup; Treasurer of
Age 47                                                 certain mutual funds
                                                       associated with Citigroup;
                                                       Head of International Funds
                                                       Administration of CAM
                                                       (from 2001 to 2003); Director
                                                       of Global Funds Administration
                                                       of CAM (from 2000 to 2001);
                                                       Head of U.S. Citibank Funds
                                                       Administration of CAM (from
                                                       1998 to 2000)

                 54 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                                                                         NUMBER OF
                                       TERM OF                                           PORTFOLIOS
                                       OFFICE* AND     PRINCIPAL                         IN FUND          OTHER BOARD
                         POSITION(S)   LENGTH          OCCUPATION(S)                     COMPLEX          MEMBERSHIPS
NAME, ADDRESS            HELD WITH     OF TIME         DURING PAST                       OVERSEEN         HELD BY
AND AGE                  FUND          SERVED          FIVE YEARS                        BY TRUSTEE       TRUSTEE
========================================================================================================================
Richard L. Peteka        Chief         Since           Director of CGM; Chief            N/A              N/A
CAM                      Financial     2002            Financial Officer and
125 Broad Street         Officer                       Treasurer of certain
11th Floor               and                           mutual funds associated
New York, NY 10004       Treasurer                     with Citigroup; Director
Age 42                                                 and Head of Internal
                                                       Control for CAM U.S.
                                                       Mutual Fund Administration
                                                       (from 1999 to 2002); Vice
                                                       President, Head of Mutual
                                                       Fund Administration and
                                                       Treasurer at Oppenheimer
                                                       Capital (from 1996 to 1999)

Peter M. Coffey          Vice          Since           Managing Director of CGM;         N/A              N/A
CAM                      President     1987            Investment Officer of SBFM
399 Park Avenue          and
4th Floor                Investment
New York, NY 10022       Officer
Age 58

Andrew Beagley           Chief         Since           Director of CGM(since             N/A              N/A
CAM                      Anti-Money    2002            2000); Director of
399 Park Avenue          Laundering                    Compliance, North America,
4th Floor                Compliance                    CAM (since 2000); Chief
New York, NY 10022       Officer                       Anti-Money Laundering
Age 40                                                 Compliance Officer and
                                                       Vice President of certain
                                                       mutual funds associated
                                                       with Citigroup; Director of
                                                       Compliance, Europe, the
                                                       Middle East and Africa,
                                                       CAM (from 1999 to 2000);
                                                       Compliance Officer,
                                                       Salomon Brothers Asset
                                                       Management Limited,
                                                       Smith Barney Global
                                                       Capital Management Inc.,
                                                       Salomon Brothers Asset
                                                       Management Asia Pacific
                                                       Limited (from 1997 to 1999)


                 55 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                                                                         NUMBER OF
                                       TERM OF                                           PORTFOLIOS
                                       OFFICE* AND     PRINCIPAL                         IN FUND          OTHER BOARD
                         POSITION(S)   LENGTH          OCCUPATION(S)                     COMPLEX          MEMBERSHIPS
NAME, ADDRESS            HELD WITH     OF TIME         DURING PAST                       OVERSEEN         HELD BY
AND AGE                  FUND          SERVED          FIVE YEARS                        BY TRUSTEE       TRUSTEE
========================================================================================================================
Kaprel Ozsolak           Controller    Since           Vice President of CGM;            N/A              N/A
CAM                                    2002            Controller of certain
125 Broad Street                                       mutual funds associated
11th Floor                                             with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel        Secretary     Since           Managing Director and             N/A              N/A
CAM                      and Chief     2003            General Counsel of
300 First Stamford Place Legal                         Global Mutual Funds
4th Floor                Officer                       for CAM and its
Stamford, CT 06902                                     predecessor (since 1994);
Age 48                                                 Secretary of CFM (from
                                                       2001 to 2004); Secretary
                                                       and Chief Legal Officer
                                                       of mutual funds
                                                       associated with Citigroup


------------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.



TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2004, 99.73% and 97.80% of the dividends paid by the Funds from net investment income were tax-exempt for regular Federal income tax and Georgia and Pennsylvania state income tax purposes, respectively.

                 56 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

SMITH BARNEY
MUNI FUNDS

   TRUSTEES
   Lee Abraham
   Allan J. Bloostein
   Jane F. Dasher
   Donald R. Foley
   R. Jay Gerken, CFA
     Chairman
   Richard E. Hanson, Jr.
   Paul Hardin
   Roderick C. Rasmussen
   John P. Toolan

   OFFICERS
   R. Jay Gerken, CFA
   President and
   Chief Executive Officer

   Andrew B. Shoup
   Senior Vice President and
   Chief Administrative Officer

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Peter M. Coffey
   Vice President and
   Investment Officer

   Andrew Beagley
   Chief Anti-Money Laundering
   Compliance Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel
   Secretary and
   Chief Legal Officer

INVESTMENT MANAGER
Smith Barney Fund
   Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

   SMITH BARNEY MUNI FUNDS

--------------------------------------------------------------------------------

   GEORGIA PORTFOLIO
   PENNSYLVANIA PORTFOLIO

   The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.



This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- Georgia and Pennsylvania Portfolios, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WWW.SMITHBARNEYMUTUALFUNDS.COM

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0789 5/04                                                              04-6650

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

          (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

          (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

          (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

               Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (f)  N/A

          (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY MUNI FUNDS

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    June 7, 2004


By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         SMITH BARNEY MUNI FUNDS

Date:    June 7, 2004